Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (46,503)	€ (35,818)	€ (35,166)
General and administrative expenses	(17,741)	(16,405)	(16,153)
Marketing and market access expenses	(876)	(992)	(1,539)
Reorganization And Restructuring Expenses	505	11	(142)
Other operating income (expense)	(141)	(652)	(763)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	64,756	53,855	53,763
Current provisions	40	61
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,831)	(1,876)	(1,305)
General and administrative expenses	(337)	(248)	(161)
Marketing and market access expenses	(4)	(3)	(1)
Reorganization And Restructuring Expenses	0	0	(5)
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	2,172	2,128	1,472
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(23,455)	(17,407)	(18,808)
General and administrative expenses	(205)	(71)	(85)
Marketing and market access expenses	(1)	(1)	(1)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	23,661	17,479	18,895
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(12,475)	(10,029)	(8,192)
General and administrative expenses	(7,486)	(6,772)	(7,379)
Marketing and market access expenses	(556)	(565)	(783)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	20,517	17,366	16,354
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(7,452)	(5,177)	(4,593)
General and administrative expenses	(9,396)	(9,168)	(8,003)
Marketing and market access expenses	(300)	(416)	(741)
Reorganization And Restructuring Expenses	0	0	(2,343)
Other operating income (expense)	(222)	(667)	(338)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	17,370	15,429	16,019
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,291)	(1,328)	(2,247)
General and administrative expenses	(317)	(146)	(541)
Marketing and market access expenses	(14)	(6)	(13)
Reorganization And Restructuring Expenses	505	11	2,206
Other operating income (expense)	0	0	4
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	1,117	1,469	591
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	0	0	(19)
General and administrative expenses	0	0	15
Marketing and market access expenses	0	0	0
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	81	16	(429)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	€ (81)	€ (16)	€ 433